UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

November 30, 2018

EXF-QTLY-0119
1.810713.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	761,800	$45,937
Entertainment - 0.0%
Trion World, Inc. (a)(b)(c)	1,062,359	0
Media - 8.1%
Comcast Corp. Class A	2,658,632	103,713
GCI Liberty, Inc. (a)	146,035	6,991
Interpublic Group of Companies, Inc.	525,000	12,338
Liberty Broadband Corp. Class A (a)	73,161	6,228
Omnicom Group, Inc.	160,000	12,315
		141,585

TOTAL COMMUNICATION SERVICES		187,522

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.9%
BorgWarner, Inc.	111,300	4,405
Gentex Corp.	294,000	6,621
Lear Corp.	32,500	4,428
		15,454
Distributors - 1.0%
LKQ Corp. (a)	667,500	18,583
Diversified Consumer Services - 0.4%
H&R Block, Inc.	297,100	8,025
Household Durables - 1.9%
Lennar Corp.:
Class A	71,400	3,051
Class B	1,750	60
Mohawk Industries, Inc. (a)	70,000	8,964
NVR, Inc. (a)	8,600	21,070
		33,145
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	137,800	11,957
Specialty Retail - 0.6%
AutoZone, Inc. (a)	12,900	10,437

TOTAL CONSUMER DISCRETIONARY		97,601

CONSUMER STAPLES - 9.5%
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance, Inc.	216,600	18,340
Food Products - 2.3%
Ingredion, Inc.	75,000	7,835
The Hershey Co.	88,500	9,585
The Kraft Heinz Co.	462,200	23,628
		41,048
Household Products - 1.7%
Kimberly-Clark Corp.	147,700	17,040
Spectrum Brands Holdings, Inc.	254,323	12,558
		29,598
Tobacco - 4.5%
Altria Group, Inc.	1,037,300	56,875
Philip Morris International, Inc.	246,800	21,356
		78,231

TOTAL CONSUMER STAPLES		167,217

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	357,700	42,545
Exxon Mobil Corp.	831,200	66,080
		108,625
FINANCIALS - 23.1%
Banks - 9.0%
Bank of America Corp.	1,206,100	34,253
JPMorgan Chase & Co.	149,800	16,656
M&T Bank Corp.	122,400	20,687
PNC Financial Services Group, Inc.	170,000	23,083
Signature Bank	31,900	3,934
U.S. Bancorp	457,600	24,921
Wells Fargo & Co.	642,500	34,875
		158,409
Capital Markets - 0.3%
Oaktree Capital Group LLC Class A	136,400	5,650
Consumer Finance - 1.0%
American Express Co.	151,800	17,043
Diversified Financial Services - 8.4%
Berkshire Hathaway, Inc. Class B (a)	679,900	148,382
Insurance - 4.4%
Allstate Corp.	143,100	12,763
Chubb Ltd.	143,558	19,199
The Travelers Companies, Inc.	219,700	28,642
Torchmark Corp.	197,800	17,092
		77,696

TOTAL FINANCIALS		407,180

HEALTH CARE - 16.5%
Biotechnology - 0.8%
Amgen, Inc.	32,900	6,851
Gilead Sciences, Inc.	118,000	8,489
		15,340
Health Care Providers & Services - 11.7%
AmerisourceBergen Corp.	108,000	9,601
Anthem, Inc.	101,400	29,413
Cardinal Health, Inc.	143,900	7,890
Cigna Corp.	159,000	35,517
CVS Health Corp.	391,770	31,420
Express Scripts Holding Co. (a)	128,400	13,029
McKesson Corp.	66,500	8,279
Quest Diagnostics, Inc.	185,500	16,430
UnitedHealth Group, Inc.	141,000	39,672
Universal Health Services, Inc. Class B	102,400	14,130
		205,381
Pharmaceuticals - 4.0%
Bayer AG	163,500	11,998
Bristol-Myers Squibb Co.	163,400	8,735
Johnson & Johnson	306,800	45,069
Pfizer, Inc.	93,900	4,341
		70,143

TOTAL HEALTH CARE		290,864

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.0%
United Technologies Corp.	140,700	17,143
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	192,600	22,205
Airlines - 1.3%
Delta Air Lines, Inc.	237,700	14,431
Southwest Airlines Co.	151,700	8,284
		22,715
Commercial Services & Supplies - 0.3%
Deluxe Corp.	125,700	6,329
Electrical Equipment - 0.5%
Acuity Brands, Inc.	72,800	9,465
Industrial Conglomerates - 3.3%
General Electric Co.	7,698,200	57,737
Machinery - 4.2%
Allison Transmission Holdings, Inc.	135,000	6,360
Cummins, Inc.	87,000	13,142
PACCAR, Inc.	314,600	19,574
Snap-On, Inc.	87,700	14,579
WABCO Holdings, Inc. (a)	164,800	20,015
		73,670
Professional Services - 0.2%
Dun & Bradstreet Corp.	28,200	4,048
Road & Rail - 2.6%
Knight-Swift Transportation Holdings, Inc. Class A	597,000	20,692
Norfolk Southern Corp.	47,900	8,178
Union Pacific Corp.	105,900	16,285
		45,155

TOTAL INDUSTRIALS		258,467

INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.7%
Cisco Systems, Inc.	246,100	11,781
IT Services - 1.4%
Amdocs Ltd.	210,900	13,690
IBM Corp.	91,300	11,346
		25,036
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	101,300	3,776
KLA-Tencor Corp.	27,900	2,750
Lam Research Corp.	17,500	2,747
		9,273
Software - 1.7%
Oracle Corp.	617,700	30,119
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	228,500	40,806
HP, Inc.	290,300	6,677
		47,483

TOTAL INFORMATION TECHNOLOGY		123,692

MATERIALS - 1.1%
Chemicals - 1.1%
DowDuPont, Inc.	328,700	19,015
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CorePoint Lodging, Inc.	207,400	2,918
UTILITIES - 1.3%
Electric Utilities - 1.3%
PPL Corp.	720,400	22,037
TOTAL COMMON STOCKS
(Cost $1,558,754)		1,685,138
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind(b)(c)(d)(e)
(Cost $473)	474	0
	Shares	Value (000s)

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.27% (f)
(Cost $79,337)	79,321,471	79,337
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,638,564)		1,764,475
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,057)
NET ASSETS - 100%		$1,759,418

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (c) Level 3 security

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 8/3/18	$473

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$477
Fidelity Securities Lending Cash Central Fund	1
Total	$478

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$187,522	$187,522	$--	$--
Consumer Discretionary	97,601	97,601	--	--
Consumer Staples	167,217	167,217	--	--
Energy	108,625	108,625	--	--
Financials	407,180	407,180	--	--
Health Care	290,864	278,866	11,998	--
Industrials	258,467	258,467	--	--
Information Technology	123,692	123,692	--	--
Materials	19,015	19,015	--	--
Real Estate	2,918	2,918	--	--
Utilities	22,037	22,037	--	--
Corporate Bonds	--	--	--	--
Money Market Funds	79,337	79,337	--	--
Total Investments in Securities:	$1,764,475	$1,752,477	$11,998	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019